Related Party Transaction (Details)	12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Related Party Transaction (Details) [Line Items]
Received repayment	$ 510,000
Interest income amounted		$ 49,000
Beijing Sipaike Customer Management Consulting Co., Ltd. [Member]
Related Party Transaction (Details) [Line Items]
Advanced amount		$ 1.3	¥ 8.9
Interest rate		0.50%	0.50%